Significant Accounting Policies - Accounting Pronouncements Adopted in the Year (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 134,774
Lease liabilities	151,707
Adjustment to reduce opening accumulated deficit	$ (304,224)		$ (187,757)
Topic 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets		$ 91,140
Lease liabilities		103,310
Adjustment to reduce opening accumulated deficit		$ 8,375